Investments in equity investees - ZTO LTL, Feng Wang and CRRC (Details) ¥ in Thousands, $ in Thousands		1 Months Ended						12 Months Ended
	Aug. 22, 2016 CNY (¥)	May 31, 2020 CNY (¥)	May 31, 2020 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Dec. 31, 2013 CNY (¥) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) item	Oct. 31, 2018 CNY (¥)	Dec. 31, 2015
Investments in equity investees
Cash consideration								¥ 238,415	$ 36,539	¥ 218,260	¥ 1,865,309
ZTO Supply Chain Management Co., Ltd. and its subsidiaries
Investments in equity investees
Cash consideration	¥ 54,000	¥ 90,243	$ 12,715	¥ 130,150	$ 19,000	¥ 36,000
Equity interest in equity method investment (as a percent)	18.00%	17.30%	17.30%	17.70%	17.70%	18.00%
Feng Wang Investment Co., Ltd. ("Feng Wang") (2)
Investments in equity investees
Cash consideration | ¥							¥ 50,000
Equity interest in equity method investment (as a percent)							25.00%							20.00%
Number of top express delivery companies in agreement							3
Shanghai CRRC Green City Logistics Co., Ltd. ("CRRC") (3)
Investments in equity investees
Cash consideration | ¥												¥ 30,000
Equity interest in equity method investment (as a percent)												15.00%
Number of top express delivery companies in agreement												2
Number of board seat allocated for equity method investment												1
Number of board seat available in equity method investee												7
Zhijiang New Industries Limited ("ZJ New Industries") (4)
Investments in equity investees
Capital contribution in cash | ¥													¥ 500,000
Equity interest in equity investments without readily determinable fair values (as a percent)													2.00%